Average Annual Total Returns (Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund)	12 Months Ended
	May 02, 2011
S&P 500 Index
Average Annual Total Returns
Label	S&P 500® Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	15.08%
5 Years	2.29%
10 Years	1.42%
S&P 500 Equal Weight Index
Average Annual Total Returns
Label	S&P 500 Equal Weight Index	[1]
Index No Deduction for Fees, Expenses, Taxes [Text]	(reflects no deductions for fees, expenses or taxes)
1 Year	21.91%
5 Years	4.80%
10 Years	6.26%
Lipper VUF Multi-Cap Core Funds Index
Average Annual Total Returns
Label	Lipper VUF Multi-Cap Core Funds Index	[1]
1 Year	14.59%
5 Years	1.68%
10 Years	1.22%
Series II shares, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
Average Annual Total Returns
Label	Series II: Inception (07/24/00)
Inception Date	Jul. 24, 2000
1 Year	21.19%
5 Years	4.15%
10 Years	5.59%

[1]	The Fund has elected to include three benchmark indices: the S&P 500® Index, the S&P 500 Equal Weight Index and the Lipper VUF Multi-Cap Core Funds Index. The Fund has elected to use the S&P 500® Index as its broad-based benchmark instead of the S&P 500 Equal Weight Index to provide investors a broad proxy for the U.S. market. The S&P 500 Equal Weight Index is the style-specific benchmark and is the proxy that most appropriately reflects the Fund's investment process. The Lipper VUF Multi-Cap Core Funds Index has been added as a peer group benchmark.